Related Parties Balances and Transactions	12 Months Ended
Sep. 30, 2025
Related Parties Balances and Transactions [Abstract]
RELATED PARTIES BALANCES AND TRANSACTIONS

Note 12 RELATED PARTIES BALANCES AND TRANSACTIONS

The following is a list of related parties which the Group has transactions with:

(a)	Mr. Chi Tak Sze, the controlling shareholder and one of the directors of the Group as of September 30, 2024. Mr. Chi Tak Sze resigned his position of director of the Group on February 21, 2025. As of the date of this report, Mr. Chi Tak Sze is no longer the controlling shareholder.

(b)	Prestige Financial Holdings Group Limited, a holding company controlled by Mr. Chi Tak Sze as of September 30, 2024. Prestige Financial Holdings Group Limited had been undergoing a court winding up process since December 2, 2024, and is no longer controlled by Mr. Chi Tak Sze.

(c)	Prestige Securities Limited, an entity under the control of Prestige Financial Holdings Group Limited.

(d)	Mr. Hongtao Shi resigned his position of Chief Executive Officer and Chairperson of the Board of the Group on December 19, 2024 and January 6, 2025 respectively.

(e)	Mr. Ngat Wong resigned his position of Chief Financial Officer and Chief Operational Officer of the Group on February 27, 2025 and April 10, 2025 respectively.

Amounts due from related parties, net

The balances of amount due from related parties were as follows:

	As of September 30,
	2025	2024
Prestige Financial Holdings Group Limited (“PFHGL”)(1)	$—	$1,661,668
Prestige Securities Limited (“PSL”) (2)	—	—
Less: Provision of current expected credit losses	—	(1,661,668)
Total	$—	$—

Amounts due to related parties

The balances of amount due to related parties were as follows:

	As of September 30,
	2025	2024
Hongtao Shi(3)	$—	$65,001
Ngat Wong(4)	—	20,600
Zimuyin Jiang(5)	1,664	—
Total	$1,664	$85,601

(1)	The balances as of September 30, 2024 mainly represented the balances due from PFHGL, a former related party, for its operation purpose, which were due upon request. On December 7, 2024, the Group received a letter and was informed that PFHGL was in liquidation by an Order made by the Eastern Caribbean Supreme Court in the British Virgin Islands since December 2, 2024. As of the date of this report, the Group was still in the process of collection. During the year ended September 30, 2024, the Group provided a full allowance for credit losses, as the credit risk was perceived as remote. As of September 30, 2024, the allowance for credit losses were $1,661,668. PFHGL is no longer a related party since December 2024.

(2)	The balance as of September 30, 2024 mainly represented the rental fee from Prestige Securities Limited. Prestige Securities Limited is an entity wholly owned by PFHGL. The Group leases the office premises to Prestige Securities Limited under non-cancelable operating leases with an expiration date on June 30, 2025. The monthly rental expense is HK$ 10,000. As of September 30, 2024, the Group provided full allowance for the credit losses accordingly considering the status of PFHGL. As of September 30, 2024, the allowance for credit losses were $15,432. The balance is reclassified and included as part of the discontinued operations in the Group’s consolidated balance sheet as of September 30, 2024. Prestige Securities Limited is no longer a related party since December 2024.

(3)	The balance as of September 30, 2024 mainly represented the expense paid on behalf from Hongtao Shi for Group’s operation. Mr. Hongtao Shi resigned his position of Chief Executive Officer and Chairperson of the Board of the Group on December 19, 2024 and January 6, 2025 respectively.

(4)	The balance as of September 30, 2024 mainly represented the expense paid on behalf from Ngat Wong for Group’s operation. Mr. Ngat Wong resigned his position of Chief Financial Officer and Chief Operational Officer of the Group on February 27, 2025 and April 10, 2025 respectively.

(5)	The balance as of September 30, 2025 mainly represented the expense paid on behalf from Zimuyin Jiang, Chief Accounting Officer (“CAO”) of the Group for Group’s operation.

Related party transactions

The details of the related party transactions were as follows:

Amounts due from related parties

	Prestige Capital Global Inc.	Prestige Securities Limited	Prestige Financial Holdings Group	Total
	USD	USD	USD	USD
Balance as of 9/30/2023	—	—	1,592,593	1,592,593
Accrual interest due from PFHGL	—	—	—	—
Loans & interest repayment	—	—	—	—
Salary and other expense paid by the Group on behalf of PFHGL	—	—	37,411	37,411
Rental fee due from PSL		15,357	—	15,357
Provision of current expected credit losses	—	(15,432)	(1,686,600)	(1,702,032)
Exchange diff.	—	75	56,596	56,671
Balance as of 9/30/2024 and 9/30/2025	—	—	—	—

Amounts due to related parties

	Zimuyin Jiang	Hongtao Shi	Ngat Wong	Total
	USD	USD	USD	USD
Balance as of 9/30/2023	—	—	—	—
Other expense paid on behalf for the Group	—	232,220	20,600	252,820
Repayment to Hongtao Shi	—	(170,220)	—	(170,220)
Exchange diff.		1	—	1
Balance as of 9/30/2024	—	65,001	20,600	85,601
Other expense paid on behalf for the Group	1,664	—	—	1,664
Repayment to related parties	—	(65,001)	(20,600)	(170,220)
Exchange diff.		—	—	—
Balance as of 9/30/2025	1,664	—	—	1,664